UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-04471

The Value Line Aggressive Income Trust
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1827

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 4/30/11 is included with this Form.

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)	April 30, 2011

Principal Amount		Value

CORPORATE BONDS & NOTES (85.2%)

	BASIC MATERIALS (2.5%)
$200,000	AK Steel Corp., 7.63%, 5/15/20	$210,250
250,000	FMG Resources Pty Ltd., Senior Notes, 7.00%, 11/1/15 (1)	263,750
400,000	United States Steel Corp., Senior Notes, 6.05%, 6/1/17	405,000
		879,000
	COMMUNICATIONS (12.8%)
250,000	Alcatel-Lucent USA, Inc., Senior Notes, 6.45%, 3/15/29	227,500
400,000	American Tower Corp., Senior Notes, 7.00%, 10/15/17	452,500
250,000	Cablevision Systems Corp., 7.75%, 4/15/18	272,500
300,000	Crown Castle International Corp., Senior Notes, 9.00%, 1/15/15	333,000
350,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 6.38%, 6/15/15	360,062
500,000	EchoStar DBS Corp., Senior Notes, 6.63%, 10/1/14	531,250
400,000	Hughes Network Systems LLC, Senior Notes, 9.50%, 4/15/14	412,000
300,000	Intelsat Jackson Holdings SA, Senior Notes, 7.25%, 10/15/20 (1)	302,250
350,000	MetroPCS Wireless, Inc., 6.63%, 11/15/20	350,438
400,000	Qwest Corp., Senior Notes, 8.88%, 3/15/12	425,000
350,000	Sprint Capital Corp., 8.75%, 3/15/32	383,250
350,000	Windstream Corp., Senior Notes, 8.13%, 8/1/13	384,125
		4,433,875

	CONSUMER, CYCLICAL (13.1%)
300,000	ArvinMeritor, Inc., Senior Notes, 8.13%, 9/15/15	316,500
500,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.75%, 4/15/14	500,000
250,000	Cooper Tire & Rubber Co., Senior Notes, 7.63%, 3/15/27	243,750
300,000	Dana Holding Corp., Senior Notes, 6.50%, 2/15/19	302,250
500,000	Ford Motor Co., Global Landmark Securities, Senior Notes, 7.45%, 7/16/31	570,178
350,000	Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	388,938
300,000	Hanesbrands, Inc., 6.38%, 12/15/20	297,000
350,000	Lear Corp., 7.88%, 3/15/18	384,125
115,000	Lennar Corp., Senior Notes, 6.50%, 4/15/16	115,000
300,000	MGM Resorts International, Senior Notes, 7.50%, 6/1/16	291,000
300,000	PEP Boys-Manny, Moe & Jack, Senior Subordinated Notes, 7.50%, 12/15/14	307,500
300,000	Royal Caribbean Cruises Ltd., Senior Notes, 7.50%, 10/15/27	299,250
294,624	United Air Lines, Inc., 12.75%, 7/15/12	325,560

Principal Amount		Value
$200,000	Wynn Las Vegas Ltd., 7.75%, 8/15/20	$218,500
		4,559,551
	CONSUMER, NON-CYCLICAL (14.4%)
350,000	Alere, Inc., Senior Notes, 9.00%, 5/15/16	375,375
250,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Senior Notes, 7.75%, 5/15/16	258,125
400,000	Bausch & Lomb, Inc., Senior Notes, 9.88%, 11/1/15	431,000
300,000	Chiquita Brands International, Inc., Senior Notes, 7.50%, 11/1/14	303,375
450,000	Community Health Systems, Inc., Senior Notes, 8.88%, 7/15/15	460,125
400,000	Constellation Brands, Inc., Senior Notes, 7.25%, 5/15/17	436,000
300,000	Dean Foods Co., Senior Notes, 7.00%, 6/1/16	288,750
300,000	Deluxe Corp., 7.00%, 3/15/19 (1)	302,250
250,000	HCA, Inc., Senior Notes, 6.50%, 2/15/16	256,875
400,000	Hertz Corp. (The), 7.38%, 1/15/21 (1)	420,000
300,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	338,064
200,000	Jarden Corp., 6.13%, 11/15/22	199,500
300,000	Reynolds Group Holdings Ltd., 8.50%, 5/15/18 (1)	309,000
350,000	Tyson Foods, Inc., Senior Notes, 6.60%, 4/1/16	391,125
250,000	Valeant Pharmaceuticals International, 6.75%, 8/15/21 (1)	242,187
		5,011,751

	DIVERSIFIED (1.5%)
500,000	Leucadia National Corp., Senior Notes, 7.13%, 3/15/17	525,000

	ENERGY (16.6%)
200,000	Arch Coal, Inc., 7.25%, 10/1/20	215,750
166,000	Arch Western Finance LLC, Guaranteed Senior Notes, 6.75%, 7/1/13	167,038
400,000	Bill Barrett Corp., Senior Notes, 9.88%, 7/15/16	455,000
400,000	Cie Generale de Geophysique-Veritas, 7.75%, 5/15/17	422,000
350,000	Cimarex Energy Co., Senior Notes, 7.13%, 5/1/17	370,125
400,000	Complete Production Services, Inc., Senior Notes, 8.00%, 12/15/16	422,000
260,000	Covanta Holding Corp., Senior Notes, 7.25%, 12/1/20	277,954
350,000	Forest Oil Corp., 8.50%, 2/15/14	390,250
300,000	Frontier Oil Corp., 8.50%, 9/15/16	325,500
250,000	Linn Energy LLC, 7.75%, 2/1/21 (1)	267,812
300,000	McMoRan Exploration Co., Senior Notes, 11.88%, 11/15/14	328,125
400,000	Newfield Exploration Co., Senior Notes, 6.63%, 9/1/14	408,500
400,000	Peabody Energy Corp., Senior Notes, 7.38%, 11/1/16	451,000
300,000	PetroHawk Energy Corp., Senior Notes, 7.88%, 6/1/15	318,000

Value Line Aggressive Income Trust

April 30, 2011

Principal Amount		Value
$400,000	Plains Exploration & Production Co., 6.63%, 5/1/21	$402,500
250,000	SandRidge Energy, Inc., 8.00%, 6/1/18 (1)	264,375
250,000	SM Energy Co., Senior Notes, 6.63%, 2/15/19 (1)	258,125
		5,744,054

	FINANCIAL (6.5%)
400,000	Ally Financial, Inc., 8.00%, 3/15/20	449,500
400,000	CIT Group, Inc., 7.00%, 5/1/16	403,000
135,000	Citigroup Capital III, 7.63%, 12/1/36	142,848
300,000	Ford Motor Credit Co. LLC, Senior Notes, 8.00%, 12/15/16	348,719
250,000	Icahn Enterprises LP, 8.00%, 1/15/18	258,125
250,000	LBG Capital No.1 PLC, 7.88%, 11/1/20 (1)	247,812
200,000	SLM Corp., Senior Notes, 5.63%, 8/1/33	174,901
250,000	UPC Holding BV, Senior Notes, 6.63%, 7/1/20 (1)	245,938
		2,270,843

	INDUSTRIAL (10.8%)
350,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 6.75%, 4/1/16	362,250
500,000	Ball Corp., 5.75%, 5/15/21	495,000
200,000	BE Aerospace, Inc., Senior Notes, 8.50%, 7/1/18	223,000
500,000	Briggs & Stratton Corp., 6.88%, 12/15/20	531,250
200,000	Crown Cork & Seal Co., Inc., Senior Notes, 6.25%, 2/1/21 (1)	205,500
400,000	General Cable Corp., Senior Notes, 7.13%, 4/1/17	411,000
500,000	Gulfmark Offshore, Inc., Guaranteed Notes, 7.75%, 7/15/14	510,000
200,000	Masco Corp., Senior Notes, 7.13%, 3/15/20	208,781
400,000	Terex Corp., Senior Subordinated Notes, 8.00%, 11/15/17	423,000
400,000	USG Corp., Senior Notes, 6.30%, 11/15/16	382,000
		3,751,781

	TECHNOLOGY (3.0%)
250,000	Advanced Micro Devices, Inc., Senior Notes, 8.13%, 12/15/17	264,375
81,000	Broadridge Financial Solutions, Inc., Senior Notes, 6.13%, 6/1/17	82,935
350,000	First Data Corp., Senior Notes, 9.88%, 9/24/15	361,812
300,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	320,250
		1,029,372

	UTILITIES (4.0%)
350,000	AES Corp. (The), Senior Notes, 8.00%, 10/15/17	380,625
300,000	Calpine Corp., Senior Notes, 7.88%, 1/15/23 (1)	319,500
300,000	NRG Energy, Inc., 8.50%, 6/15/19	319,500

Principal Amount		Value
$350,000	RRI Energy, Inc., Senior Notes, 7.63%, 6/15/14	$366,625
		1,386,250
	TOTAL CORPORATE BONDS & NOTES
	(Cost $27,597,766) (85.2%)	29,591,477

CONVERTIBLE CORPORATE BONDS & NOTES (7.5%)

	COMMUNICATIONS (0.7%)
250,000	Leap Wireless International, Inc., 4.50%, 7/15/14	242,187

	CONSUMER, NON-CYCLICAL (1.8%)
250,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	270,000
250,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.50%, 5/15/14	269,375
89,000	Omnicare, Inc., 3.25%, 12/15/35	83,215
		622,590

	ENERGY (2.9%)
150,000	Chesapeake Energy Corp. 2.50%, 5/15/37	164,438
300,000	Global Industries Ltd., Senior Debentures, 2.75%, 8/1/27	241,500
350,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25	353,500
250,000	SESI LLC, Guaranteed Senior Notes, 1.50%, 12/15/26 (2)	259,687
		1,019,125

	INDUSTRIAL (1.3%)
100,000	SunPower Corp., Convertible Fixed, 4.75%, 4/15/14	110,500
350,000	Suntech Power Holdings Co., Ltd., Senior Notes, 3.00%, 3/15/13	326,375
		436,875

	TECHNOLOGY (0.8%)
300,000	SanDisk Corp., Senior Notes, 1.00%, 5/15/13	294,750

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES
	(Cost $2,230,286) (7.5%)	2,615,527

Value Line Aggressive Income Trust

Schedule of Investments (unaudited)

Shares		Value
CONVERTIBLE PREFERRED STOCKS (0.8%)

	CONSUMER, CYCLICAL (0.3%)
2,000	General Motors Co., Convertible Fixed, Series B, 4.75%	$99,620

	FINANCIAL (0.5%)
2,000	Hartford Financial Services Group, Inc. (The), 7.25%	53,800
100	Bank of America Corp. Series L, 7.25%	104,400
		158,200
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $253,981) (0.8%)	257,820

COMMON STOCKS (0.7%)

	ENERGY (0.3%)
1,500	Energy Transfer Partners L.P.	81,480

	FINANCIALS (0.2%)
3,000	Hospitality Properties Trust	72,450

	UTILITIES (0.2%)
2,000	FirstEnergy Corp.	79,920

	TOTAL COMMON STOCKS
	(Cost $194,254) (0.7%)	233,850
PREFERRED STOCKS (0.2%)

	FINANCIALS (0.2%)
3,000	Health Care REIT, Inc. Series F, 7.63%	76,890

	TOTAL PREFERRED STOCKS
	(Cost $75,000) (0.2%)	76,890

	TOTAL INVESTMENT SECURITIES (94.4%)
	(Cost $30,351,287)	32,775,564

Principal Amount		Value

	REPURCHASE AGREEMENT (3.8%)
$1,300,000	With Morgan Stanley, 0.01%, dated 04/29/11, due 05/02/11, delivery value $1,300,001 (collateralized by $1,400,000 U.S. Treasury Notes 0.5000%, due 11/15/13, with a value of $1,392,089)	$1,300,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost $1,300,000) (3.8%)	1,300,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)		637,823

NET ASSETS (3) (100%)		$34,713,387

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($34,713,387 ÷ 6,951,833 shares outstanding)		$4.99

(1)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(2)	Step Bond – The rate shown is as of April 30, 2011 and will reset at a future date.
(3)
For federal income tax purposes, the aggregate cost was $31,651,287, aggregate gross unrealized appreciation was $2,446,746, aggregate gross unrealized depreciation was $22,469 and the net unrealized appreciation was $2,424,277.

REIT	Real Estate Investment Trust.

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s net assets as of April 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds & Notes	$0	$29,591,477	$0	$29,591,477
Convertible Corporate Bonds & Notes	0	2,615,527	0	2,615,527
Short-Term Investments	0	1,300,000	0	1,300,000
Common Stocks	233,850	0	0	233,850
Convertible Preferred Stocks	257,820	0	0	257,820
Preferred Stocks	76,890	0	0	76,890

Total Investments in Securities	$568,560	$33,507,004	$0	$34,075,564

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended April 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended April 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	June 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	June 16, 2011